Segments (Details) - Schedule of Two Operating Segments - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Segment Reporting Information [Line Items]
Operating segments	$ 185,349,630	$ 121,961,057	$ 78,351,448
Ocean transportation [Member]
Segment Reporting Information [Line Items]
Operating segments	185,349,630	121,961,057	78,351,448
Heating business [Member]
Segment Reporting Information [Line Items]
Operating segments